Taxes (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Deferred tax liability (asset) at end of period
Non-capital losses [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 37,902,000	$ 30,973,000
Canada
Statement Line Items [Line Items]
Total average effective tax rate	26.50%	26.50%	26.50%
Tanzania
Statement Line Items [Line Items]
Total average effective tax rate	3.00%	30.00%	30.00%
Tanzania | Non-capital losses [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 59,557,000	$ 60,086,000